Tangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 4,738	€ 4,705
Disposals, property, plant and equipment	2,979	2,713
(Losses) gains on disposals of property, plant and equipment	12	€ 24
Right-of-use assets	€ 1,999		€ 2,182